UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 15,399,317	$ 22,277,795	$ 32,386,975	$ (133,609)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	1,696,994	3,211	4,282	2,447
Stock based compensation	4,583,632	0
Deferred financing fees	133,211	0
Unrealized (gain) loss on investments	(491,356)	1,301,821	1,045,623	0
Unrealized (gain) on policies	(14,259,665)	(3,957,809)	(5,742,377)	0
(Gain) loss on change in fair value of debt	309,865	(859,519)	90,719	0
Deferred income taxes	1,743,079	648,887	889,943	0
Non-cash interest expense	1,064,130	0
Non-cash lease expense	(721)	192	383	0
Changes in operating assets and liabilities:
Accounts receivable	(929,020)	0	(10,448)	0
Accounts receivable, related party	29,199	(364,931)	(130,873)	(11,047)
Other receivable			0	18,315
Prepaid expenses and other current assets	(325,294)	(1,920,015)	(91,741)	(23,738)
Other noncurrent assets	(634,409)	0	(1,936,452)	0
Accounts payable	(38,014)	44,103,901	40,014	0
Accrued expenses	112,388	0
Accrued transaction costs	(908,256)	0	908,256	0
Contract liability—deposits on pending settlement	(632,381)	0
Other current liabilities	3,089,077	1,352,878	22,035	8,463
Life settlement policies, at fair value	(55,516,357)	(7,105,000)	(8,066,975)	0
Life settlement policies, at cost	(5,601,493)	(61,876,742)	(8,716,111)	0
Net cash used in operating activities	(51,176,074)	(6,395,331)	10,693,254	(139,169)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of other investments	(350,000)	(250,000)	(750,000)	(250,000)
Purchase of property and equipment	(96,721)	0	0	(25,346)
Purchase of other investments, at cost			(50,000)
Due from affiliates	3,016,158	(1,682,664)	(2,904,646)	0
Net cash provided (used) in investing activities	2,569,437	(1,932,664)	(3,704,646)	(275,346)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of long term debt, at fair value			30,028,640	0
Due to owners	442,283	2,500,000
Issuance of debt certificates	87,478,232	12,900,291
Issuance of private warrants	943,400	0
Transaction costs	(10,841,551)	0
Proceeds received from SPAC trust	972,262	0
Net cash provided by financing activities	55,203,004	12,069,661	22,961,795	381,663
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,596,367	3,741,666	29,950,403	(32,852)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	30,052,823	102,420	102,420	135,272
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	36,649,190	3,844,087	30,052,823	102,420
Related Party
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital distribution	(23,533,073)	(2,400,000)	(6,400,000)	(400,000)
Affiliated Entity
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital distribution	(258,549)	(930,630)	(666,845)	(781,663)
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income			(52,495)	997,415
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization			25,184	18,651
Amortization expense			80,138	12,593
Deferred financing fees			7,817	0
Non-cash lease expense			1,631	0
Changes in operating assets and liabilities:
Accounts receivable, related party			187,622	(456,240)
Other receivable			(82,455)	(40,000)
Prepaid expenses and other current assets			89,366	(58,316)
Other noncurrent assets			(7,246)
Accounts payable			36,750	0
Accrued expenses			31,020	(4,349)
Contract liability—deposits on pending settlement			(1,356,641)	610,541
State security deposit			(233)	(32)
Certificate of deposit			656,250	262,500
Net cash used in operating activities			(383,291)	1,342,763
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(64,099)	0
Purchase of intangible asset			(15,000)	(226,664)
Change in due from members and affiliates			15,088	(14,864)
Net cash provided (used) in investing activities			(64,011)	(241,528)
CASH FLOWS FROM FINANCING ACTIVITIES:
Financing fees			(23,450)
Change in due to members			(10,446)	3,639
Net cash provided by financing activities			(693,259)	(354,577)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS			(1,140,562)	746,658
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	$ 1,458,740	$ 2,599,302	2,599,302	1,852,644
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD			1,458,740	2,599,302
ABACUS SETTLEMENTS LLC DBA ABACUS LIFE | Related Party
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital distribution			$ (659,363)	$ (358,216)